DISCONTINUED OPERATIONS (Schedule of Results of Wuhu Feishang) (Details) - CNY (¥) ¥ in Thousands	2 Months Ended	12 Months Ended
	Mar. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Administrative expense		¥ (6,207)	¥ (6,204)	¥ (4,519)
OPERATING LOSS		(6,207)	(6,204)	(4,519)
Interest income		26	39	75
Loss for the year from discontinued operations, net of tax			¥ (23,817)	(18,591)
Discontinued operation of Wuhu Feishang [Member]
Statement Line Items [Line Items]
Selling expenses				(23)
Administrative expense	(991)			(6,588)
Losses arising from temporary suspension of production	(641)			(4,073)
Reversal of write-down of inventories to net realizable value				1,744
Other operating income	61			393
OPERATING LOSS	(1,571)			(8,547)
Finance costs	(30)			(258)
Interest income	9			119
Non-operating (expenses)/income, net	230			(2,267)
LOSS BEFORE INCOME TAX	(1,362)			(10,953)
Loss for the year from discontinued operations, net of tax	(1,362)			(10,953)
Gain on disposal of Wuhu Feishang	12,340
(Loss)/Profit for the period	¥ 10,978			¥ (10,953)